Finance income and charges	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Finance income and charges
5. Finance income and charges

Accounting policies

Net interest includes interest income and charges in respect of financial instruments and the results of hedging transactions used to manage interest rate risk.

Finance charges directly attributable to the acquisition, construction or production of a qualifying asset, being an asset that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of that asset. Borrowing costs which are not capitalised are recognised in the income statement based on the effective interest method. All other finance charges are recognised primarily in the income statement in the year in which they are incurred.

Net other finance charges include items in respect of post employment plans, the discount unwind of long-term obligations and hyperinflation charges. The results of operations in hyperinflationary economies are adjusted to reflect the changes in the purchasing power of the local currency of the entity before being translated to sterling.

The impact of derivatives, excluding cash flow hedges that are in respect of commodity risk management or those that are used to hedge the currency risk of highly probable future currency cash flows, is included in interest income or interest charge.

	2019 £ million	2018 £ million	2017 £ million
Interest income	232	155	148
Fair value gain on financial instruments	155	61	76
Total interest income(i)	387	216	224
Interest charge on bank loans and overdrafts	(47)	(53)	(72)
Interest charge on finance leases	(7)	(9)	(11)
Interest charge on all other borrowings	(424)	(333)	(368)
Fair value loss on financial instruments	(157)	(62)	(67)
Total interest charges(i)	(635)	(457)	(518)
Net interest charges	(248)	(241)	(294)
Net finance income in respect of post employment plans in surplus (note 13)	29	9	2
Hyperinflation adjustment in respect of Venezuela (note 1)	10	18	9
Interest income in respect of direct and indirect tax	16	—	—
Total other finance income	55	27	11
Net finance charge in respect of post employment plans in deficit (note 13)	(22)	(20)	(27)
Unwinding of discounts	(17)	(14)	(8)
Interest charge in respect of direct and indirect tax	(11)	(10)	—
Change in financial liability (Level 3)	(8)	—	(8)
Other finance charges (exceptional)(ii)	(9)	—	—
Other finance charges	(3)	(2)	(3)
Total other finance charges	(70)	(46)	(46)
Net other finance charges	(15)	(19)	(35)

(i) Includes £86 million interest income and £(439) million interest charge in respect of  financial assets and liabilities that are not measured at fair value through the income statement (2018 - £73 million income and £(394) million charge; 2017 - £91 million income and £(467) million charge).
(ii) In respect of the French tax audit settlement (see note 7(b)(i)).